SCHEDULE OF CASH AND CASH EQUIVALENT (Details) - USD ($)	Mar. 31, 2025	Mar. 31, 2024
IfrsStatementLineItems [Line Items]
Cash at bank and in hand	$ 1,560,902	$ 826,848
GBP [member]
IfrsStatementLineItems [Line Items]
Cash at bank and in hand	21,829	275,342
European [member]
IfrsStatementLineItems [Line Items]
Cash at bank and in hand	5,308	898
USD [member]
IfrsStatementLineItems [Line Items]
Cash at bank and in hand	$ 1,533,765	$ 550,608